Vessels - Additional Information (Details) $ in Thousands							3 Months Ended		6 Months Ended
	May 13, 2025 USD ($) m³	Mar. 17, 2025 USD ($)	Feb. 24, 2025 USD ($)	Feb. 19, 2025 USD ($)	Jan. 07, 2025 vessel m³	Aug. 20, 2024 m³	Jun. 30, 2025 USD ($) vessel	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) vessel	Jun. 30, 2024 USD ($)	Feb. 07, 2025 vessel	Dec. 31, 2024 USD ($) vessel
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³						48,500
Payments to acquire vessels									$ 83,742	$ 0
Proceeds from sale of vessel									17,454	0
Profit from sale of vessel	$ 12,600						$ 12,617	$ 0	12,617	$ 0
Net book value of vessels							1,678,187		1,678,187			$ 1,653,607
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Net book value of vessels							$ 1,471,100		$ 1,471,100			$ 1,382,000
Time Charter Agreements
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel							34		34			32
Cost of vessels							$ 1,784,800		$ 1,784,800			$ 1,676,000
Net book value of vessels							$ 1,140,400		$ 1,140,400			$ 1,084,000
Ethylene-Capable Liquefied Gas Vessels
Property, Plant and Equipment [Line Items]
Number of vessels to be acquired | vessel					3
Vessels cargo capacity (in cbm) | m³	22,085				17,000
Number of vessels acquired | vessel					3						3
Payments to acquire vessels		$ 29,200	$ 27,400	$ 27,400
Proceeds from sale of vessel	$ 17,500